---------------------------
                          The latest report from your
                             Fund's management team
                          ---------------------------

                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------



                               [GRAPHIC OMITTED]


                                      U.S.
                                   Government
                                  Cash Reserve

                               SEPTEMBER 30, 1999



                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                       -----------------------------------
                                    TRUSTEES
                             Edward J. Boudreau, Jr.
                                Stephen L. Brown
                                 James F. Carlin
                             William H. Cunningham*
                                 Ronald R Dion*
                              Harold R. Hiser, Jr.
                                 Anne C. Hodsdon
                                Charles L. Ladner
                               Leo E. Linbeck, Jr.
                              Steven R. Pruchansky*
                              Richard S. Scipione
                      Lt. Gen. Norman H. Smith, USMC (Ret.)
                                 John P. Toolan
                         *Members of the Audit Committee

                                    OFFICERS
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                                 Anne C. Hodsdon
                       President, Chief Operating Officer
                          and Chief Investment Officer
                                 Osbert M. Hood
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                      Vice President and Compliance Officer

                                    CUSTODIAN
                       State Street Bank and Trust Company
                               225 Franklin Street
                           Boston, Massachusetts 02110

                                 TRANSFER AGENT
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  LEGAL COUNSEL
                                Hale and Dorr LLP
                                 60 State Street
                        Boston, Massachusetts 02109-1803
                  -------------------------------------------

===============================CHAIRMAN'S MESSAGE===============================

DEAR FELLOW SHAREHOLDERS:

The Year 2000 is fast approaching and people around the world are getting ready to celebrate this historic transition to a new millennium. At John Hancock Funds, we share the excitement, but we aren't popping the champagne corks just yet. Rather, we are staying on the course that we set more than two years ago to ensure that the transition to a new millennium is a smooth one for our shareholders.

As many already know, the Year 2000 has created more than the prospect of New Year's festivities of epic proportions. It has also presented the world with a challenge: making sure that older computers, and any equipment powered by computer chips, can properly read and process the date "00" as 2000, not 1900. Much has been written about how the world will weather the change. Some view it as a non-event, while others see the potential for disruptions. How much disruption, and for how long, depends on whom you talk to.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

As a company, we recognize that the Year 2000 ("Y2K") phenomenon is an important issue to be dealt with and we have made it a top priority. Two years ago, John Hancock Funds put a full-time team of experts on the case and established a company-wide program to evaluate all computer applications and to modify or replace those that needed changing.

These modifications and replacements for all mission-critical systems are done and successfully compliance tested. The rest of 1999 will be spent completing the few remaining non-mission-critical systems, testing with our business partners and continuing to participate in industry testing. We have also established additional contingency plans beyond our regular ones to prepare for any challenges that the Year 2000 might present. In the end, John Hancock will spend approximately $90-$95 million to ensure we make a successful transition to the Year 2000.

Throughout 1999, each of our quarterly "Fundamentals" newsletters is featuring articles with more detailed information on Y2K matters of importance to our shareholders. I encourage you to read them, or contact one of our Customer Service Representatives at 1-800-225-5291 for another copy. For your own peace of mind, we also recommend that you save your 1999 statements, especially those you receive between October and December, so that you are able to check them against the first one you receive in 2000. It's a measure of prudence, not panic. Good record keeping is part of good planning. No one knows how the dawning of the new millennium will unfold. Although we cannot make any ironclad assurances, we are confident that the steps we have taken will provide shareholders with as smooth a transition as possible. Once that occurs, we will happily raise our glasses to toast the New Year, future prosperity and our hopes to serve you well into the 2000s.

Sincerely,

/s/Edward J. Boudreau, Jr.
--------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

               By Dawn Baillie for the Portfolio Management Team

                               John Hancock U.S.
                            Government Cash Reserve

             Strengthening global economies prompt inflation fears
             -----------------------------------------------------
                    and two rate hikes by the Federal Reserve
                    -----------------------------------------

Money-market yields reversed course and rose over the last six months, the result of several important changes in the economic environment. Overseas markets began to stabilize, Asian economies in particular started showing signs of life and the U.S. economy remained surprisingly robust. These developments contributed to growing concerns that inflation dreaded for its corrosive effect on investors' fixed income streams and on the health of the economy - was on the rise. As a result, the ever-vigilant Federal Reserve Board switched gears and raised short-term interest rates twice - in June and again in August. The Fed's moves brought the federal funds rate - that which banks charge each other for overnight loans - up to 5.25% from 4.75% at the beginning of the period.

         Although an inflation spike has yet to materialize, the Fed's actions were meant as pre-emptive strikes to gradually cool down the economy and nip any hint of inflation in the bud. Money-market yields also moved up in response, since the federal funds rate is a key pricing benchmark for money-market securities. It was the first time the Fed had raised rates in two years, and the hikes marked a partial reversal of its three previous rate cuts made between last September and November when economic turmoil reigned overseas and fears were mounting of an impending global recession.

--------------------------------------------------------------------------------
[A 3 1/2" x 2 1/2" photo at bottom right side of page of John Hancock U.S. Government Cash Reserve. Caption below reads "U.S. Government Cash Reserve management team members: Barry Evans and Dawn Baillie."]
--------------------------------------------------------------------------------

"Money-market yields reversed course and rose over the last six months..."

================================================================================

               John Hancock Funds - U.S. Government Cash Reserve


"...we intend to keep the Fund's maturity slightly shorter than average until it is clear that the Fed is done raising rates."

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "7-Day Effective Yield". Under the heading is a note that reads "As of September 30, 1999." The chart is scaled in increments of 1% with 0% at the bottom and 6% at the top. The first bar represents the 4.99% total return for John Hancock U.S. Government Cash Reserve. The second bar represents the 4.62% total return for Average U.S. government money-market fund. A note below the chart reads "The average U.S. government money-market fund is tracked by Lipper, Inc. Past performance is no guarantee of future results."]
--------------------------------------------------------------------------------

7-day effective yield

On September 30, 1999, John Hancock U.S. Government Cash Reserve had a 7-day effective yield of 4.99%. By comparison, the average U.S. government money-market fund had a 7-day effective yield of 4.62%, according to Lipper, Inc.

Timely maturity moves

We shifted the Fund's maturity several times during the period to adapt to the changing environment. At the beginning of the semi-annual period in April, the Fund's maturity was slightly longer than average. That was based on our belief that the Fed, which had adopted a neutral bias after its three rate cuts last year, was not prepared to raise interest rates, since the potential for an economic slowdown remained real.

         In April, however, as signs of economic strength grew and the market became increasingly jittery in anticipation of a rate hike, we took a more conservative stance, scaling back our average maturity to between five and ten days shorter than average. We maintained our defensive posture throughout the summer, given the strength of the economic data, and were therefore well prepared for the Fed's second move in August. This meant we had more money maturing earlier that we could reinvest in higher-yielding securities following the rate hike.

Fourth quarter defensive

Along with the August rate hike, the Fed moved back to a neutral stance on further interest-rate moves and we lengthened our maturity slightly to get better yields. But at the beginning of September, with further signs of renewed vigor in Asian economies, we grew more defensive again and moved back to a more average maturity by the end of September.

Cautious approach ahead

Between now and year end, we intend to keep the Fund's maturity slightly shorter than average until it is clear that the Fed is done raising rates. For now, the Fed remains solidly in the picture, keeping a watchful eye on levels of U.S. unemployment and wages and the ongoing strength of both consumer demand and the financial markets. A shorter maturity will also help the Fund accommodate potential increased liquidity demands as a result of the approaching changeover to the year 2000. As always, we will continue to stay focused on providing the Fund with a competitive level of current income, while preserving stability of principal.

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

=============================FINANCIAL STATEMENTS===============================

               John Hancock Funds - U.S. Government Cash Reserve

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on September 30, 1999. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
 Investments, in money market instruments,
  at value - Note C:
  U.S. government obligations (cost - $104,636,733).............   $104,636,733
  Joint repurchase agreement (cost - $22,471,000) ..............     22,471,000
                                                                 --------------
                                                                    127,107,733
 Cash ..........................................................            554
 Receivable for shares sold ....................................         60,000
 Interest receivable ...........................................      1,887,066
 Other assets ..................................................         19,406
                                                                 --------------
                             Total Assets ......................    129,074,759
                             --------------------------------------------------
Liabilities:
 Payable for shares repurchased ................................        296,003
 Dividend payable ..............................................         15,520
 Payable to John Hancock Advisers, Inc. and affiliates -
  Note B .......................................................         32,753
 Accounts payable and accrued expenses .........................         36,831
                                                                 --------------
                             Total Liabilities .................        381,107
                             --------------------------------------------------
Net Assets:
 Capital paid-in ...............................................    128,693,652
                                                                 --------------
                             Net Assets ........................   $128,693,652
                             ==================================================

Net Asset Value, Offering Price and Redemption Price Per Share:
 (Based on 128,693,652 shares of beneficial interest
  outstanding - unlimited number of shares authorized
  with $0.01 par value) ........................................          $1.00
  =============================================================================

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund for the period stated.

Statement of Operations
Six months ended September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
 Interest ......................................................     $2,769,845
                                                                 --------------
 Expenses:
  Investment management fee - Note B ...........................        275,651
  Distribution and service fee - Note B ........................         82,922
  Transfer agent fee - Note B ..................................         44,716
  Custodian fee ................................................         21,021
  Registration and filing fees .................................         19,915
  Auditing fee .................................................         10,082
  Accounting and legal services fee - Note B ...................          9,850
  Trustees' fees ...............................................          3,852
  Printing .....................................................          3,480
  Legal fees ...................................................          1,509
  Miscellaneous ................................................            597
                                                                 --------------
                             Total Expenses ....................        473,595
                             --------------------------------------------------
                             Less Expense Reductions -
                             Note B ............................       (280,189)
                             --------------------------------------------------
                             Net Expenses ......................        193,406
                             --------------------------------------------------
                             Net Investment Income .............      2,576,439
                             --------------------------------------------------
                             Net Increase in Net Assets
                             Resulting from Operations .........     $2,576,439
                             ==================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

=============================FINANCIAL STATEMENTS===============================

               John Hancock Funds - U.S. Government Cash Reserve



Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                                SIX MONTHS ENDED
                                                                                         YEAR ENDED            SEPTEMBER 30, 1999
                                                                                       MARCH 31, 1999             (UNAUDITED)
                                                                                    -------------------       --------------------

Increase (Decrease) in Net Assets:
From Operations:
 Net investment income ............................................................       $4,759,013               $2,576,439
                                                                                    ----------------         ----------------
Distributions to Shareholders:
 Dividends from net investment income ($0.0497 and $0.0233 per share, respectively)       (4,759,013)              (2,576,439)
                                                                                    ----------------         ----------------
From Fund Share Transactions - Net: * .............................................       33,768,548               20,477,627
                                                                                    ----------------         ----------------
Net Assets:
 Beginning of period ..............................................................       74,447,477              108,216,025
                                                                                    ----------------         ----------------

 End of period ....................................................................     $108,216,025             $128,693,652
                                                                                    ================         ================

*Analysis of Fund Share Transactions at $1 Per Share:
 Shares sold ......................................................................     $236,419,609             $131,808,307
 Shares issued to shareholders in reinvestment of distributions ...................        4,405,830                2,354,475
                                                                                    ----------------         ----------------
 ..................................................................................      240,825,439              134,162,782
 Less shares repurchased ..........................................................     (207,056,891)            (113,685,155)
                                                                                    ----------------         ----------------
 Net increase .....................................................................      $33,768,548              $20,477,627
                                                                                    ================         ================


The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       6


=============================FINANCIAL STATEMENTS===============================

               John Hancock Funds - U.S. Government Cash Reserve


Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                  YEAR ENDED MAY 31,         PERIOD FROM     YEAR ENDED MARCH 31,  SIX MONTHS ENDED
                                            -----------------------------  JUNE 1, 1996 TO   -------------------  SEPTEMBER 30, 1999
                                              1994      1995(1)    1996    MARCH 31, 1997(5)   1998       1999        (UNAUDITED)
                                            --------   --------  --------  ----------------  --------   --------  ------------------
Per Share Operating Performance
 Net Asset Value, Beginning of Period......   $1.00      $1.00     $1.00         $1.00         $1.00      $1.00          $1.00
                                            -------   --------  --------      --------      --------   --------       --------
 Net Investment Income ....................    0.03       0.05      0.05          0.04          0.05       0.05           0.02
                                            -------   --------  --------      --------      --------   --------       --------

 Less Distributions:
 Dividends from Net Investment Income .....   (0.03)     (0.05)    (0.05)        (0.04)        (0.05)     (0.05)         (0.02)
                                            -------   --------  --------      --------      --------   --------       --------

 Net Asset Value, End of Period ...........   $1.00      $1.00     $1.00         $1.00         $1.00      $1.00          $1.00
                                            =======   ========  ========      ========      ========   ========       ========
 Total Investment Return at
  Net Asset Value(2) ......................   3.04%      5.07%     5.59%         4.37%(6)      5.43%      5.08%          2.35%(6)
 Total Adjusted Investment Return at
  Net Asset Value(2,3) ....................   2.59%      4.54%     4.69%         3.78%(6)      4.87%      4.55%          2.10%(6)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) . $94,408    $29,131   $28,907       $55,321       $74,447   $108,216       $128,694
 Ratio of Expenses to Average Net Assets ..   0.35%      0.35%     0.35%         0.35%(7)      0.35%      0.35%          0.35%(7)
 Ratio of Adjusted Expenses to
  Average Net Assets(4) ...................   0.80%      0.88%     1.25%         1.03%(7)      0.91%      0.88%          0.86%(7)
 Ratio of Net Investment Income to
  Average Net Assets ......................   2.96%      4.79%     5.41%         5.15%(7)      5.30%      4.94%          4.66%(7)
 Ratio of Adjusted Net Investment Income
  to Average Net Assets(4) ................   2.51%      4.26%     4.51%         4.47%(7)      4.74%      4.41%          4.15%(7)


(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(2) Total investment return assumes dividend reinvestment.
(3) An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.
(4) Unreimbursed, without fee reduction.
(5) Effective March 31, 1997, the fiscal period end changed from May 31 to March 31.
(6) Not annualized.
(7) Annualized.


The Financial Highlights summarizes the impact of net investment income and dividends on a single share for each period indicated. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       7


=============================FINANCIAL STATEMENTS===============================

               John Hancock Funds - U.S. Government Cash Reserve


Schedule of Investments
September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Fund on September 30, 1999. It's divided into two types of short-term investments.

                                                            PAR        VALUE
                                            INTEREST       (000s       MARKET
ISSUER, DESCRIPTION                           RATE        OMITTED)     VALUE
-------------------                         --------      -------      ------

U.S. GOVERNMENT OBLIGATIONS
Governmental - U.S. Agencies (81.31%)
 Federal Farm Credit Bank,
  10-01-99 ...............................    8.650%       $3,200   $3,200,000
 Federal Farm Credit Bank,
  12-01-99 ...............................    5.220         4,500    4,498,454
 Federal Home Loan Bank,
  10-25-99 ...............................    8.375         1,215    1,217,616
 Federal Home Loan Bank,
  10-28-99 ...............................    7.650         1,050    1,052,055
 Federal Home Loan Bank,
  10-29-99 ...............................    5.030        10,000    9,999,730
 Federal Home Loan Bank,
  11-05-99 ...............................    5.910         1,000    1,000,420
 Federal Home Loan Bank,
  11-26-99 # .............................    5.050        20,000   20,000,000
 Federal Home Loan Bank,
  12-01-99 ...............................    4.775           500      499,855
 Federal Home Loan Bank,
  12-08-99 # .............................    5.140        10,000   10,000,000
 Federal Home Loan Bank,
  12-21-99 ...............................    7.885         1,000    1,006,302
 Federal Home Loan Mortgage Corp.,
  01-20-00 ...............................    5.200        22,000   21,647,267
 Federal National Mortgage Association,
  10-01-99 ...............................    5.810         1,500    1,500,000
 Federal National Mortgage Association,
  10-12-99 ...............................    5.200        20,000   19,968,222
 Federal National Mortgage Association,
  11-05-99 ...............................    5.950         1,000    1,000,948
 Federal National Mortgage Association,
  11-12-99 ...............................    5.810         2,000    2,001,717
 Federal National Mortgage Association,
  11-30-99 ...............................    4.780         5,000    4,994,147
 Tennessee Valley Authority,
  10-01-99 ...............................    8.375         1,050    1,050,000
                                                                    ----------
                  TOTAL U.S. GOVERNMENT OBLIGATIONS
                                (Cost $104,636,733)       (81.31%) 104,636,733
                                                         --------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       8


=============================FINANCIAL STATEMENTS===============================

               John Hancock Funds - U.S. Government Cash Reserve


                                                            PAR        VALUE
                                            INTEREST       (000s       MARKET
ISSUER, DESCRIPTION                           RATE        OMITTED)     VALUE
-------------------                         --------      -------      ------

JOINT REPURCHASE AGREEMENT (17.46%)
 Investment in a joint repurchase
  agreement transaction with
  Barclay's, Inc. - Dated 09-30-99,
  due 10-01-99 (Secured by U.S.
  Treasury Bond, 8.000% due 11-15-21
  and U.S. Treasury Notes, 5.750%
  due 06-30-01 and 6.125% due
  12-31-01) - Note A                          5.200%      $22,471   $22,471,000
                                                                    -----------

                    TOTAL JOINT REPURCHASE AGREEMENT
                                  (Cost $22,471,000)      (17.46%)   22,471,000
                                                          -------    ----------
                                   TOTAL INVESTMENTS      (98.77%)  127,107,733
                                                          -------   -----------
                   OTHER ASSETS AND LIABILITIES, NET       (1.23%)    1,585,919
                                                          -------   -----------
                                    TOTAL NET ASSETS     (100.00%) $128,693,652
                                                         ========  ============


# Call date.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

=========================NOTES TO FINANCIAL STATEMENTS==========================

               John Hancock Funds - U.S. Government Cash Reserve

(UNAUDITED)

NOTE A -

ACCOUNTING POLICIES

John Hancock Current Interest (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock U.S. Government Cash Reserve (the "Fund") and John Hancock Money Market Fund (collectively, the "Funds"). The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to obtain maximum current income to the extent consistent with maintaining liquidity and preserving capital.

         Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Trustees has determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Accordingly, the Fund will not be subject to federal income tax on taxable earnings which are distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B -

MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.500% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.350% of the next $500,000,000, (e) 0.325%
of the next $500,000,000, (f) 0.300% of the next $500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000.

         The Adviser has agreed to limit Fund expenses further to the extent required to prevent expenses from exceeding 0.35% of the Fund's average daily net asset value at least until August 1, 2000. The Adviser reserves the right to terminate this limitation in the future. Accordingly, for the period ended September 30, 1999, the reduction in the Fund's expenses collectively with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $197,267.

=========================NOTES TO FINANCIAL STATEMENTS==========================

               John Hancock Funds - U.S. Government Cash Reserve


         The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. To reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.15% of the Fund's average daily net assets. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. Payments of fees under the Distribution Plan has been suspended at least until August 1, 2000. For the period ended Septmber 30, 1999, the fee reduction amounted to $82,922.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Mutual Life Insurance Company. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Edward J. Boudreau, Jr., Mr. Stephen L. Brown, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities, including discount earned on investment securities, during the period ended September 30, 1999 aggregated $2,647,660,537 and $2,627,957,000, respectively.

         The cost of investments owned at September 30, 1999 (including the joint repurchase agreement) for federal income tax purposes was $127,107,733.

================================================================================

[LOGO] JOHN HANCOCK FUNDS                                     ------------------
       A Global Investment Management Firm                        Bulk Rate
                                                                U.S. Postage
101 HUNTINGTON AVENUE, BOSTON, MA 02199-7603                        PAID
1-800-225-5291  1-800-554-6713 (TDD)                             Randolph, MA
INTERNET: www.jhfunds.com                                       Permit No. 75
                                                              ------------------










--------------------------------------------------------------------------------

         This report is for the information of shareholders of the John Hancock U.S. Government Cash Reserve. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[LOGO] Printed on Recycled Paper                                      430SA 9/99
                                                                           11/99

                           ---------------------------
                           The latest report from your
                             Fund's management team
                           ---------------------------


                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------




                               [GRAPHIC OMITTED]



                                  Money Market
                                      Fund


                               SEPTEMBER 30, 1999




                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                   ------------------------------------------
                                    TRUSTEES
                            Edward J. Boudreau, Jr.
                                Stephen L. Brown
                                James F. Carlin
                             William H. Cunningham*
                                Ronald R. Dion*
                              Harold R. Hiser, Jr.
                                Anne C. Hodsdon
                               Charles L. Ladner
                              Leo E. Linbeck, Jr.
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)
                                 John P. Toolan
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                                Anne C. Hodsdon
                       President, Chief Operating Officer
                          and Chief Investment Officer
                                 Osbert M. Hood
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                      State Street Bank and Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803
                -----------------------------------------------

===============================CHAIRMAN'S MESSAGE===============================

DEAR FELLOW SHAREHOLDERS:

The Year 2000 is fast approaching and people around the world are getting ready to celebrate this historic transition to a new millennium. At John Hancock Funds, we share the excitement, but we aren't popping the champagne corks just yet. Rather, we are staying on the course that we set more than two years ago to ensure that the transition to a new millennium is a smooth one for our shareholders.

As many already know, the Year 2000 has created more than the prospect of New Year's festivities of epic proportions. It has also presented the world with a challenge: making sure that older computers, and any equipment powered by computer chips, can properly read and process the date "00" as 2000, not 1900. Much has been written about how the world will weather the change. Some view it as a non-event, while others see the potential for disruptions. How much disruption, and for how long, depends on whom you talk to.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

As a company, we recognize that the Year 2000 ("Y2K") phenomenon is an important issue to be dealt with and we have made it a top priority. Two years ago, John Hancock Funds put a full-time team of experts on the case and established a company-wide program to evaluate all computer applications and to modify or replace those that needed changing.

These modifications and replacements for all mission-critical systems are done and successfully compliance tested. The rest of 1999 will be spent completing the few remaining non-mission-critical systems, testing with our business partners and continuing to participate in industry testing. We have also established additional contingency plans beyond our regular ones to prepare for any challenges that the Year 2000 might present. In the end, John Hancock will spend approximately $90-$95 million to ensure we make a successful transition to the Year 2000.

Throughout 1999, each of our quarterly "Fundamentals" newsletters is featuring articles with more detailed information on Y2K matters of importance to our shareholders. I encourage you to read them, or contact one of our Customer Service Representatives at 1-800-225-5291 for another copy. For your own peace of mind, we also recommend that you save your 1999 statements, especially those you receive between October and December, so that you are able to check them against the first one you receive in 2000. It's a measure of prudence, not panic. Good record keeping is part of good planning.

No one knows how the dawning of the new millennium will unfold. Although we cannot make any ironclad assurances, we are confident that the steps we have taken will provide shareholders with as smooth a transition as possible. Once that occurs, we will happily raise our glasses to toast the New Year, future prosperity and our hopes to serve you well into the 2000s.

Sincerely,

/s/Edward J. Boudreau, Jr.
--------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

               By Dawn Baillie for the Portfolio Management Team

                                  John Hancock
                               Money Market Fund

             Strengthening global economies prompt inflation fears
             -----------------------------------------------------
                   and two rate hikes by the Federal Reserve
                   -----------------------------------------

Money-market yields reversed course and rose over the last six months, the result of several important changes in the economic environment. Overseas markets began to stabilize, Asian economies in particular started showing signs of life and the U.S. economy remained surprisingly robust. These developments contributed to growing concerns that inflation dreaded for its corrosive effect on investors' fixed income streams and on the health of the economy - was on the rise. As a result, the ever-vigilant Federal Reserve Board switched gears and raised short-term interest rates twice - in June and again in August. The Fed's moves brought the federal funds rate - that which banks charge each other for overnight loans - up to 5.25% from 4.75% at the beginning of the period.

         Although an inflation spike has yet to materialize, the Fed's actions were meant as pre-emptive strikes to gradually cool down the economy and nip any hint of inflation in the bud. Money-market yields also moved up in response, since the federal funds rate is a key pricing benchmark for money-market securities. It was the first time the Fed had raised rates in two years, and the hikes marked a partial reversal of its three previous rate cuts made between last September and November when economic turmoil reigned overseas and fears were mounting of an impending global recession.

--------------------------------------------------------------------------------
[A 3 1/2" x 2 1/2" photo at bottom right side of page of John Hancock Money Market Fund. Caption below reads "Money Market Fund management team members:
Barry Evans and Dawn Baillie."]
--------------------------------------------------------------------------------

"Money-market yields reversed course and rose over the last six months..."

================================================================================

                     John Hancock Funds - Money Market Fund


"...we intend to keep the Fund's maturity slightly shorter than average until it is clear that the Fed is done raising rates."

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "7-Day Effective Yield". Under the heading is a note that reads "As of September 30, 1999." The chart is scaled in increments of 2% with 0% at the bottom and 6% at the top. The first bar represents the 4.41% 7-day effective yield for John Hancock Money Market Fund Class A. The second bar represents the 3.53% 7-day effective yield for John Hancock Money Market Fund Class B. The third bar represents the 3.53% 7-day effective yield for John Hancock Money Market Fund Class C. The fourth bar represents the 4.68% 7-day effective yield for Average taxable money-market fund. A note below the chart reads "The average taxable money-market fund is tracked by Lipper, Inc. Past performance is no guarantee of future results."]
--------------------------------------------------------------------------------

7-day effective yield

On September 30, 1999, John Hancock Money Market Fund's Class A, Class B and Class C shares had 7-day effective yields of 4.41%, 3.53% and 3.53%, respectively. By comparison, the average taxable money-market fund had a 7-day effective yield of 4.68%, according to Lipper, Inc.

Timely maturity moves

We shifted the Fund's maturity several times during the period to adapt to the changing environment. At the beginning of the semiannual period in April, the Fund's maturity was slightly longer than average. That was based on our belief that the Fed, which had adopted a neutral bias after its three rate cuts last year, was not prepared to raise interest rates since the potential for an economic slowdown remained real.

         In April, however, as signs of economic strength grew and the market became increasingly jittery in anticipation of a rate hike, we took a more conservative stance, scaling back our average maturity to between five and ten days shorter than average. We maintained our defensive posture throughout the summer, given the strength of the economic data, and were therefore well prepared for the Fed's second move in August. This meant we had more money maturing earlier that we could reinvest in higher-yielding securities following the rate hike.

Fourth quarter defensive

Along with the August rate hike, the Fed moved back to a neutral stance on further interest-rate moves and we lengthened our maturity slightly to get better yields. But at the beginning of September, with further signs of renewed vigor in Asian economies, we grew more defensive again and moved back to a more average maturity by the end of September.

Cautious approach ahead

Between now and year end, we intend to keep the Fund's maturity slightly shorter than average until it is clear that the Fed is done raising rates. For now, the Fed remains solidly in the picture, keeping a watchful eye on levels of U.S. unemployment and wages and the ongoing strength of both consumer demand and the financial markets. A shorter maturity will also help the Fund accommodate potential increased liquidity demands as a result of the approaching changeover to the year 2000. As always, we will continue to stay focused on providing the Fund with a competitive level of current income, while preserving stability of principal.

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Money Market Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on September 30, 1999. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
 Investments, in money market instruments,
  at value - Note C:
  Commercial paper (cost - $135,603,797).......................    $135,603,797
  Corporate interest-bearing obligations
   (cost - $54,584,737) .......................................      54,584,737
  U.S. government obligations (cost - $246,997,619) ...........     246,997,619
  Joint repurchase agreement (cost - $125,466,000) ............     125,466,000
                                                                ---------------
                                                                    562,652,153
 Cash .........................................................          77,358
 Receivable for shares sold ...................................         298,584
 Interest receivable ..........................................       8,366,785
 Other assets .................................................          67,225
                                                                ---------------
                           Total Assets .......................     571,462,105
                           ----------------------------------------------------

Liabilities:
 Payable for shares repurchased ...............................         525,288
 Dividend payable .............................................          77,857
 Payable to John Hancock Advisers, Inc.
  and affiliates - Note B .....................................         255,861
 Accounts payable and accrued expenses ........................         174,704
                                                                ---------------
                           Total Liabilities ..................       1,033,710
                           ----------------------------------------------------
Net Assets:
 Capital paid-in ..............................................     570,428,395
                                                                ---------------
                           Net Assets .........................    $570,428,395
                           ====================================================

Net Asset Value Per Share:
 (Based on net asset values and shares of beneficial interest outstanding - 3,500,000,000 shares authorized with $0.01 per share par value)

 Class A - $345,288,117/345,367,292 ...........................           $1.00
 ==============================================================================
 Class B - $221,252,874/221,271,386 ...........................           $1.00
 ==============================================================================
 Class C - $3,887,404/3,887,404 ...............................           $1.00
 ==============================================================================

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund.

Statement of Operations
Six months ended September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
 Interest .....................................................     $13,316,686
                                                                ---------------
 Expenses:
  Investment management fee - Note B ..........................       1,323,699
  Distribution and service fee - Note B
   Class A ....................................................         424,058
   Class B ....................................................         940,805
   Class C ....................................................          10,361
  Transfer agent fee - Note B .................................         651,601
  Registration and filing fees ................................         122,335
  Custodian fee ...............................................          63,201
  Accounting and legal services fee - Note B ..................          47,491
  Trustees' fees ..............................................          16,563
  Auditing fee ................................................          17,841
  Printing ....................................................          12,725
  Miscellaneous ...............................................           6,542
  Legal fees ..................................................           2,879
                                                                ---------------
                           Total Expenses .....................       3,640,101
                           ----------------------------------------------------
                           Less Expense Reductions -
                           Note B .............................        (434,363)
                           ----------------------------------------------------
                           Net Expenses .......................       3,205,738
                           ----------------------------------------------------
                           Net Investment Income ..............      10,110,948
                           ----------------------------------------------------
                           Net Increase in Net Assets
                           Resulting from Operations ..........     $10,110,948
                           ====================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Money Market Fund


Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                           SIX MONTHS ENDED
                                                                                YEAR ENDED                SEPTEMBER 30, 1999
                                                                              MARCH 31, 1999                  (UNAUDITED)
                                                                           ---------------------         ---------------------

Increase (Decrease) in Net Assets:
From Operations:
 Net investment income ...................................................       $20,592,253                  $10,110,948
                                                                            ----------------             ----------------
Distributions to Shareholders:
 Distributions from net investment income
  Class A - ($0.0445 and $0.0205 per share, respectively) ................       (15,252,899)                  (7,002,940)
  Class B - ($0.0360 and $0.0163 per share, respectively) ................        (5,321,711)                  (3,073,824)
  Class C** - ($0.0323 and $0.0163 per share, respectively) ..............           (17,643)                     (34,184)
                                                                            ----------------             ----------------
  Total Distributions to Shareholders ....................................       (20,592,253)                 (10,110,948)
                                                                            ----------------             ----------------
From Fund Share Transactions - Net: * ....................................       163,253,446                   13,386,170
                                                                            ----------------             ----------------
Net Assets:
 Beginning of period .....................................................       393,788,779                  557,042,225
                                                                            ----------------             ----------------
 End of period ...........................................................      $557,042,225                 $570,428,395
                                                                            ================             ================

* Analysis of Fund Share Transactions at $1 Per Share:

CLASS A
 Shares sold .............................................................    $4,384,953,074               $1,166,556,019
 Shares issued to shareholders in reinvestment of distributions ..........        12,884,455                    6,120,884
                                                                            ----------------             ----------------
                                                                               4,397,837,529                1,172,676,903
 Less shares repurchased .................................................    (4,336,966,087)              (1,201,022,494)
                                                                            ----------------             ----------------
 Net increase (decrease) .................................................       $60,871,442                 ($28,345,591)
                                                                            ================             ================

CLASS B
 Shares sold .............................................................      $577,227,808                 $239,548,097
 Shares issued to shareholders in reinvestment of distributions ..........         4,300,006                    2,588,603
                                                                            ----------------             ----------------
                                                                                 581,527,814                  242,136,700
 Less shares repurchased .................................................      (480,492,795)                (202,945,358)
                                                                            ----------------             ----------------
 Net increase ............................................................      $101,035,019                  $39,191,342
                                                                            ================             ================

CLASS C**
 Shares sold .............................................................        $3,247,356                   $5,335,141
 Shares issued to shareholders in reinvestment of distributions ..........            12,504                       29,989
                                                                            ----------------             ----------------
                                                                                   3,259,860                    5,365,130
 Less shares repurchased .................................................        (1,912,875)                  (2,824,711)
                                                                            ----------------             ----------------
 Net increase ............................................................        $1,346,985                   $2,540,419
                                                                            ================             ================

  ** Class C shares commenced operations on May 1, 1998.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       6

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                 FOR THE PERIOD
                                               SEPTEMBER 12, 1995                                                       SIX MONTHS
                                                (COMMENCEMENT OF                                         YEAR ENDED        ENDED
                                                 OPERATIONS) TO    YEAR ENDED      PERIOD FROM            MARCH 31,    SEPTEMBER 30,
                                                   OCTOBER 31,     OCTOBER 31,  NOVEMBER 1, 1996 TO  ------------------    1999
                                                      1995           1996        MARCH 31, 1997(5)     1998      1999   (UNAUDITED)
                                               ------------------  -----------  -------------------  --------  -------- ------------

CLASS A
Per Share Operating Performance
 Net Asset Value, Beginning of Period .........       $1.00          $1.00             $1.00         $1.00       $1.00      $1.00
                                                 ----------     ----------        ----------    ----------  ---------- ----------
 Net Investment Income ........................        0.01           0.05              0.02          0.05        0.04       0.02
                                                 ----------     ----------        ----------    ----------  ---------- ----------
 Less Distributions:
 Dividends from Net Investment Income .........       (0.01)         (0.05)            (0.02)        (0.05)      (0.04)     (0.02)
                                                 ----------     ----------        ----------    ----------  ---------- ----------
 Net Asset Value, End of Period ...............       $1.00          $1.00             $1.00         $1.00       $1.00      $1.00
                                                 ==========     ==========        ==========    ==========  ========== ==========
 Total Investment Return at Net Asset Value (2)       0.64%(3)       4.56%             1.80%(3)      4.92%       4.54%      2.07%(3)
 Total Adjusted Investment Return at
  Net Asset Value (2,6) .......................       0.54%(3)       4.36%             1.60%(3)      4.72%       4.34%      1.97%(3)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) .....     $20,942       $262,475          $359,453      $312,762    $373,634   $345,288
 Ratio of Expenses to Average Net Assets ......       1.07%(4)       1.17%             1.10%(4)      0.89%       0.91%      0.90%(4)
 Ratio of Adjusted Expenses to
  Average Net Assets (7) ......................       1.17%(4)       1.37%             1.30%(4)      1.09%       1.11%      1.10%(4)
 Ratio of Net Investment Income to
   Average Net Assets .........................       4.94%(4)       4.41%             4.44%(4)      4.82%       4.44%      4.12%(4)
 Ratio of Adjusted Net Investment Income to
  Average Net Assets (7) ......................       4.84%(4)       4.21%             4.24%(4)      4.62%       4.24%      3.92%(4)

                                                                                                                       SIX MONTHS
                                                                                                      YEAR ENDED          ENDED
                                                YEAR ENDED OCTOBER 31,            PERIOD FROM          MARCH 31,      SEPTEMBER 30,
                                            -----------------------------     NOVEMBER 1, 1996 TO  -----------------      1999
                                              1994     1995(1)     1996        MARCH 31, 1997(5)     1998     1999     (UNAUDITED)
                                            -------- ----------  --------     -------------------  -------- --------  -------------
CLASS B
Per Share Operating Performance
 Net Asset Value, Beginning of Period ...    $1.00    $1.00          $1.00             $1.00         $1.00       $1.00      $1.00
                                         ---------  -------      ---------        ----------      --------   ---------   --------
 Net Investment Income ..................     0.02     0.04           0.04              0.01          0.04        0.04       0.02
                                         ---------  -------      ---------        ----------      --------   ---------   --------
 Less Distributions:
 Dividends from Net Investment Income ...    (0.02)   (0.04)         (0.04)            (0.01)        (0.04)      (0.04)     (0.02)
                                         ---------  -------      ---------        ----------      --------   ---------   --------
 Net Asset Value, End of Period .........    $1.00    $1.00          $1.00             $1.00         $1.00       $1.00      $1.00
                                         =========  =======      =========        ==========      ========   =========   ========
 Total Investment Return a
  Net Asset Value (2) ...................    1.87%    4.07%          3.71%             1.45%(3)      4.04%       3.66%      1.64%(3)
 Total Adjusted Investment Return at
  Net Asset Value (2,6) .................      -        -            3.61%             1.35%(3)      3.94%       3.56%      1.59%(3)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted)  $58,366  $54,313       $108,162          $130,056       $81,027    $182,062   $221,253
 Ratio of Expenses to Average Net Assets     2.06%    1.92%          2.00%             1.96%(4)      1.74%       1.76%      1.75%(4)
 Ratio of Adjusted Expenses to
  Average Net Assets (7) ................      -        -            2.10%             2.06%(4)      1.84%       1.86%      1.85%(4)
 Ratio of Net Investment Income to
  Average Net Assets ....................    1.97%    3.96%          3.58%             3.60%(4)      3.97%       3.54%      3.26%(4)
 Ratio of Adjusted Net Investment Income
  to Average Net Assets (7) .............      -        -            3.48%             3.50%(4)      3.87%       3.44%      3.16%(4)



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       7

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Money Market Fund


Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                  PERIOD
                                                                             FROM MAY 1, 1998
                                                                             (COMMENCEMENT OF         SIX MONTHS ENDED
                                                                               OPERATIONS) TO        SEPTEMBER 30, 1999
                                                                               MARCH 31, 1999            (UNAUDITED)
                                                                             ----------------        ------------------
CLASS C
Per Share Operating Performance
 Net Asset Value, Beginning of Period......................................         $1.00                  $1.00
                                                                               ----------             ----------
 Net Investment Income ....................................................          0.03                   0.02
                                                                               ----------             ----------
 Less Distributions:
 Dividends from Net Investment Income .....................................         (0.03)                 (0.02)
                                                                               ----------             ----------
 Net Asset Value, End of Period ...........................................         $1.00                  $1.00
                                                                               ==========             ==========

Total Investment Return at Net Asset Value (2) ............................         3.29%(3)               1.64%(3)
Total Adjusted Investment Return at Net Asset Value (2,6) .................         3.19%(3)               1.59%(3)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) .................................        $1,347                 $3,887
 Ratio of Expenses to Average Net Assets ..................................         1.75%(4)               1.75%(4)
 Ratio of Adjusted Expenses to Average Net Assets (7) .....................         1.85%(4)               1.85%(4)
 Ratio of Net Investment Income to Average Net Assets .....................         3.46%(4)               3.29%(4)
 Ratio of Adjusted Net Investment Income to Average Net Assets (7) ........         3.36%(4)               3.19%(4)

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(2) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Not annualized.
(4) Annualized.
(5) Effective March 31, 1997, the fiscal period end changed from October 31 to March 31.
(6) An estimated total return  calculation that does not take into consideration fee reductions by the Adviser during the periods shown.
(7) Unreimbursed, without fee reduction.


The Financial Highlights summarizes the impact of net investment income and dividends on a single share for each period indicated. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       8

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Money Market Fund

Schedule of Investments
September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by Money
Market Fund on September 30, 1999. It's divided into four types of short-term investments. The categories of short-term investments are further broken down by industry group.

                                                                       PAR  VALUE
                                         INTEREST        QUALITY         (000s             MARKET
ISSUER, DESCRIPTION                        RATE          RATINGS*       OMITTED)           VALUE
-------------------                      --------        --------      ----------          ------

COMMERCIAL PAPER
Automobile/Trucks (3.85%)
 Ford Motor Credit Co.,
  10-18-99 ............................    5.130%         Tier 1         $22,000        $21,946,705
                                                                                        -----------
Banks-Foreign (3.48%)
 Deutsche Bank Financial,
  11-22-99 ............................    5.300          Tier 1          20,000         19,846,889
                                                                                        -----------
Beverages (4.31%)
 Coca-Cola Co.,
  01-20-00 ............................    5.550          Tier 1          25,000         24,572,187
                                                                                        -----------
Diversified Operations (1.73%)
 General Electric Co.,
  12-23-99 ............................    5.260          Tier 1          10,000          9,878,728
                                                                                        -----------
Finance (4.24%)
 CIT Group Holdings, Inc.,
  10-29-99 ............................    5.270          Tier 1          14,300         14,241,386
 CIT Group Holdings, Inc.,
  11-23-99 ............................    4.950          Tier 1          10,000          9,927,125
                                                                                        -----------
                                                                                         24,168,511
                                                                                        -----------
Metal (1.72%)
 Cargill, Inc.,
  01-13-00 ............................    5.720          Tier 1          10,000          9,834,756
                                                                                        -----------
Utilities (4.44%)
 American Telephone & Telegraph Co.,
  10-29-99 ............................    5.290          Tier 1          20,000         19,917,711
 BellSouth Telecommunications, Inc.,
  01-27-00 ............................    5.600          Tier 1           5,540          5,438,310
                                                                                        -----------
                                                                                         25,356,021
                                                                                        -----------

                                          TOTAL COMMERCIAL PAPER
                                             (Cost $135,603,797)         (23.77%)       135,603,797
                                                                        --------        -----------
CORPORATE INTEREST-BEARING OBLIGATIONS
Automotive (1.62%)
 Chrysler Financial Corp.,
  10-15-99 ............................   13.250          Tier 1           7,129          7,150,683
 Ford Motor Credit Co.,
  10-01-99 ............................    7.750          Tier 1           1,000          1,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       9

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Money Market Fund


                                                                      PAR  VALUE
                                         INTEREST        QUALITY         (000s             MARKET
ISSUER, DESCRIPTION                        RATE          RATINGS*       OMITTED)           VALUE
-------------------                      --------        --------      ----------          ------



Automotive (continued)
 Ford Motor Credit Co.,
  11-19-99 ...........................     7.500%         Tier 1          $1,100         $1,103,428
                                                                                         ----------
                                                                                          9,254,111
                                                                                         ----------
Banking (0.86%)
 KeyCorp,
  04-05-00 ...........................     7.450          Tier 1           3,850          3,877,122
 Wachovia Corp.,
  12-15-99 ...........................     7.000          Tier 1           1,000          1,003,632
                                                                                         ----------
                                                                                          4,880,754
                                                                                         ----------
Beverages (0.53%)
 Coca-Cola Enterprises,
  11-15-99 ...........................     7.000          Tier 1           3,000          3,006,587
                                                                                         ----------
Broker Services (0.88%)
 Merrill Lynch & Co.,
  11-15-99 ...........................     8.250          Tier 1           5,000          5,018,541
                                                                                         ----------
Chemicals (0.49%)
 DuPont (E.I.) de Nemours & Co.,
  11-15-99 ...........................     6.880          Tier 1           2,800          2,806,274
                                                                                         ----------
Finance (0.79%)
 Associates Corp.,
  10-15-99 ...........................     6.750          Tier 1           2,000          2,001,167
 Associates Corp.,
  12-16-99 ...........................     7.220          Tier 1           1,000          1,004,150
 International Business Machines
  Credit Corp.,
   03-20-00 ..........................     5.790          Tier 1           1,500          1,504,206
                                                                                         ----------
                                                                                          4,509,523
                                                                                         ----------
Food (1.05%)
 Heinz (H.J.) Co.,
  10-15-99 ...........................     6.750          Tier 1           6,005          6,008,765
                                                                                         ----------
Mortgage Banking (0.53%)
 Countrywide Home Loan,
  01-13-00 ...........................     5.250          Tier 1           3,000          2,990,813
                                                                                         ----------
Tobacco (2.28%)
 Philip Morris Co.,
  02-15-00 ...........................     9.250          Tier 1          12,889         13,030,377
                                                                                         ----------
Utilities (0.54%)
 Southern California Edison,
  01-15-00 ...........................     6.750          Tier 1           3,065          3,078,992
                                                                                         ----------
                    TOTAL CORPORATE INTEREST-BEARING OBLIGATIONS
                                              (Cost $54,584,737)          (9.57%)        54,584,737
                                                                         -------         ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       10

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Money Market Fund


                                                                      PAR  VALUE
                                         INTEREST        QUALITY         (000s             MARKET
ISSUER, DESCRIPTION                        RATE          RATINGS*       OMITTED)           VALUE
-------------------                      --------        --------      ----------          ------

U.S. GOVERNMENT OBLIGATIONS
Governmental - U.S. Agencies (43.30%)
 Federal Farm Credit Bank,
  11-01-99 ............................    4.770%         Tier 1          $6,000         $5,998,956
 Federal Farm Credit Bank,
  12-01-99 ............................    4.850          Tier 1          10,000         10,000,000
 Federal Home Loan Bank,
  10-08-99 ............................    5.070          Tier 1          17,000         16,999,898
 Federal Home Loan Bank,
  10-27-99 ............................    4.920          Tier 1          30,000         30,000,000
 Federal Home Loan Bank,
  10-29-99 ............................    5.030          Tier 1          20,000         19,996,329
 Federal Home Loan Bank,
  11-26-99 # ..........................    5.025          Tier 1          10,000          9,999,038
 Federal Home Loan Bank,
  11-26-99 # ..........................    5.050          Tier 1          25,000         25,000,000
 Federal Home Loan Bank,
  11-26-99 # ..........................    5.200          Tier 1          20,000         20,000,000
 Federal Home Loan Bank,
  12-01-99 # ..........................    5.050          Tier 1          20,000         20,000,000
 Federal Home Loan Bank,
  12-06-99 ............................    5.805          Tier 1           3,000          3,004,630
 Federal Home Loan Bank,
  12-08-99 # ..........................    5.140          Tier 1          20,000         20,000,000
 Federal Home Loan Bank,
  12-17-99 # ..........................    5.230          Tier 1          12,180         12,175,527
 Federal Home Loan Bank,
  12-20-99 ............................    5.750          Tier 1           2,800          2,805,105
 Federal Home Loan Bank,
  12-29-99 ............................    5.830          Tier 1           3,000          3,002,641
 Federal Home Loan Bank,
  05-10-00 ............................    5.150          Tier 1          10,000         10,000,000
 Federal Home Loan Bank,
  07-14-00 ............................    5.705          Tier 1          10,000         10,000,000
 Federal National Mortgage Association,
  11-03-99 ............................    5.880          Tier 1          12,000         12,008,667
 Student Loan Marketing Association,
  12-10-99 ............................    5.506**        Tier 1          10,000         10,006,828
 Student Loan Marketing Association,
  01-19-00 ............................    5.051          Tier 1           6,000          6,000,000
                                                                                      -------------
                               TOTAL U.S. GOVERNMENT OBLIGATIONS
                                             (Cost $246,997,619)         (43.30%)       246,997,619
                                                                        --------      -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       11

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Money Market Fund


                                                                       PAR  VALUE
                                                      INTEREST           (000s             MARKET
ISSUER, DESCRIPTION                                     RATE            OMITTED)           VALUE
-------------------                                   --------         ----------          ------

JOINT REPURCHASE AGREEMENT  (22.00%)
 Investment in a joint repurchase
  agreement transaction with
  Barclay's, Inc. - Dated 09-30-99,
  due 10-01-99 (Secured by U.S.
  Treasury Bond 8.000% due 11-15-21
  and U.S. Treasury Notes 5.750%
  due 06-30-01 and 6.125% due
  12-31-01) - Note A ...............................    5.200%          $125,466        $125,466,000
                                                                                      --------------
                              TOTAL JOINT REPURCHASE AGREEMENT
                                           (Cost $125,466,000)           (22.00%)        125,466,000
                                                                        --------      --------------
                                             TOTAL INVESTMENTS           (98.64%)        562,652,153
                                                                        --------      --------------
                             OTHER ASSETS AND LIABILITIES, NET            (1.36%)          7,776,242
                                                                        --------      --------------
                                              TOTAL NET ASSETS          (100.00%)       $570,428,395
                                                                        ========      ==============


 * Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

** Floating rate note. Stated interest rate in effect as of September 30, 1999.

 # Call date.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS.

=========================NOTES TO FINANCIAL STATEMENTS==========================

                     John Hancock Funds - Money Market Fund

(UNAUDITED)

NOTE A -

ACCOUNTING POLICIES

John Hancock Current Interest (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock Money Market Fund (the "Fund") and the John Hancock U.S. Government Cash Reserve (collectively, the "Funds"). The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to provide maximum current income consistent with capital preservation and liquidity.

         The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

         Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Trustees has determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Accordingly, the Fund will not be subject to federal income tax on taxable earnings which are distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates

=========================NOTES TO FINANCIAL STATEMENTS==========================

                     John Hancock Funds - Money Market Fund


estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B -

MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next $500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000. Effective November 22, 1995, the maximum fee of the first $750,000,000 of the Fund's average daily net assets has been reduced to 0.40% of the Fund's average daily net assets, at least until August 1, 2000, and cannot be reinstated to the original contracted amounts without the Trustees' consent. Accordingly, for the period ended September 30, 1999, the reduction in the Fund's management fee amounted to $264,740.

         John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser, is the principal underwriter of the Fund.

         Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge (CDSC) at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended September 30, 1999, contingent deferred sales charges paid to JH Funds amounted to $762,387.

         Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended September 30, 1999, contingent deferred sales charges paid to JH Funds amounted to $1,731.

         In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. Presently the 12b-1 expense rate on Class A has been reduced to 0.15% of the average daily net assets, at least until August 1, 2000, and cannot be reinstated to 0.25% without the Trustees' consent. Accordingly, for the period ended September 30, 1999, the reduction in the Class A shares' 12b-1 expense amounted to $169,623. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Mutual Life Insurance Co. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the fiscal year was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Edward J. Boudreau, Jr., Mr. Stephen L. Brown, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this

=========================NOTES TO FINANCIAL STATEMENTS==========================

                     John Hancock Funds - Money Market Fund


compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses.

NOTE C -

INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities including discount earned on investment securities, other than obligations of the U.S. government and its agencies, during the period ended September 30, 1999, aggregated $20,805,843,604 and $20,706,667,285, respectively. Purchases and proceeds from maturities of obligations of the U.S. government and its agencies aggregated $57,043,350 and $150,000,000, respectively, during the period ended September 30, 1999.

         The cost of investments owned at September 30, 1999 (including the joint repurchase agreement) for federal income tax purposes was $562,652,153.

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--------------------------------------------------------------------------------

         This report is for the information of shareholders of the John Hancock Money Market Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.


[LOGO] Printed on Recycled Paper                                      440SA 9/99
                                                                           11/99